Restricted Net Assets (Tables) - Parent company	12 Months Ended
Dec. 31, 2015
FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED BALANCE SHEETS

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

AS OF DECEMBER 31, 2014 AND 2015

(All amounts in thousands)

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$

ASSETS
Current assets:
Cash and cash equivalents	58,342	81,845	12,635
Short-term deposits	9,466	—	—
Prepaid expenses and other current assets	7,955	7,571	1,169

Total current assets	75,763	89,416	13,804
Non-current assets:
Investments in subsidiaries and VIEs	316,253	361,093	55,744

Total assets	392,016	450,509	69,548

LIABILITIES
Current liabilities:
Accrued expenses and other current liabilities, current portion	4,976	14,321	2,211

Total current liabilities	4,976	14,321	2,211

Total liabilities	4,976	14,321	2,211

SHAREHOLDERS’ EQUITY
Ordinary shares (US$0.001 par value; 100,000,000 shares authorized as of December 31, 2014 and 2015; 49,930,944 shares issued and outstanding as of December 31, 2014; 48,762,903 shares issued and outstanding as of December 31, 2015)	354	350	54
Additional paid-in capital	358,768	351,796	54,308

Less: Treasury shares (5,310,240 and 4,145,727 shares as of December 31, 2014 and 2015, respectively)	(117,480)	(91,100)	(14,063)
Statutory reserves	10,103	10,141	1,566
Retained earnings	146,345	171,731	26,511
Accumulated other comprehensive loss	(11,050)	(6,730)	(1,039)

Total shareholders’ equity	387,040	436,188	67,337

Total liabilities and shareholders’ equity	392,016	450,509	69,548

FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

FOR THE YEARS ENDED DECEMBER 31, 2013, 2014 AND 2015

(All amounts in thousands)

	For the Year Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$

Operating expenses:
General and administrative expenses	(4,461)	(3,369)	(12,143)	(1,875)

Total operating expenses	(4,461)	(3,369)	(12,143)	(1,875)

Operating loss	(4,461)	(3,369)	(12,143)	(1,875)
Share of income of subsidiaries and VIEs	61,151	20,251	32,464	5,013
Interest income	4,329	4,147	428	66
Foreign currency exchange income/(loss), net	2,239	(1,536)	(409)	(63)
Other income, net	398	614	5,084	785

Income before income tax	63,656	20,107	25,424	3,926
Income tax expenses	—	—	—	—

Net income	63,656	20,107	25,424	3,926

Net income	63,656	20,107	25,424	3,926
Other comprehensive (loss)/income:
Foreign currency translation adjustments, net of tax of RMB nil	(9,083)	1,799	4,674	722
Share of other comprehensive income/(loss) of subsidiaries and VIEs, net of tax of RMB nil	65	(19)	(354)	(55)

Other comprehensive (loss)/income	(9,018)	1,780	4,320	667

Comprehensive income	54,638	21,887	29,744	4,593

FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED STATEMENTS OF CASH FLOWS

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2013, 2014 AND 2015

(In thousands)

	For the Year Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$

Cash flows provided by operating activities	519	491	3,099	480

Cash flows (used in)/provided by investing activities	(23,823)	167,853	9,466	1,461

Cash flows (used in)/provided by financing activities	(73,234)	(183,627)	6,674	1,030

Effect of exchange rate changes on cash and cash equivalents	(6,844)	260	4,264	658

Net (decrease)/increase in cash and cash equivalents	(103,382)	(15,023)	23,503	3,629
Cash and cash equivalents at beginning of year	176,747	73,365	58,342	9,006

Cash and cash equivalents at end of year	73,365	58,342	81,845	12,635